Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule Debt Maturities	The scheduled annual maturities of the principal portion of debt outstanding at December 31, 2016 is as follows:

2017	$3,000
2018	3,000
2019	3,000
2020	3,000
2021	33,605

Total	$45,605